Note 22 - Earnings (Loss) Per Share	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Earnings Per Share [Text Block]
22—EARNINGS
(LOSS) PER SHARE

	December 31, 2017	December 31, 2016	December 31, 2015
Income (loss) available to common shareholders	(€681,345)	€ 3,842,201	(€1,666,658)
Number of shares for the computation of basic EPS	28,961,928	27,823,313	25,021,966
Basic EPS	(€0.02)	€ 0.14	(€0.07)
Effect of dilutive securities	581,915	1,542,270	1,978,758
Number of shares for the computation of diluted EPS	28,961,928	29,365,583	25,021,966
Diluted EPS income (loss)	(€0.02)	€ 0.13	(€ 0.07)

Diluted EPS income (loss) available to common shareholders is computed including assumed conversions as all dilutive securities, consisting of stock options and warrants are out of the money.

The effects of dilutive securities for the year ended
December 31, 2015
and
2017
were excluded from the calculation of diluted earnings per share as a net loss was reported in these periods.